Investment in Aqualung - Schedule of Changes in Investment in Aqualung (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of fair value measurement of equity [line items]
Beginning balance			$ 5,350
Effect of change in fair value	$ 0	$ 69	204	$ 2,821
Effect of foreign exchange translation	0	$ 384	5,161	$ (620)
Ending balance	5,350		5,350
Investment in Aqualung
Disclosure of fair value measurement of equity [line items]
Beginning balance			5,350
Effect of change in fair value			204
Effect of foreign exchange translation			(204)
Ending balance	$ 5,350		$ 5,350